Generation Separation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long Term Indebtedness, Less than or Equal to	$ 750.0
Income / (loss) from discontinued operations before income tax	0.0	$ 0.0	$ (56.3)
Income tax expense from discontinued operations	0.0	0.0	(15.9)
Net income / (loss) from discontinued operations	0.0	0.0	(40.4)
Generation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations			21.8
Cash Provided by (Used in) Investing Activities, Discontinued Operations			(3.5)
Disposal Group, Including Discontinued Operation, Restricted Cash				$ 2.0
Accounts receivable, net				31.3
Disposal Group, Including Discontinued Operation, Inventory				42.0
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years				1.8
Property, plant & equipment, net				87.0
Intangible assets, net				0.7
Other assets				15.5
Total assets of the disposal group classified as held for sale in the balance sheets				180.3
Accounts payable				12.4
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable				(3.9)
Disposal Group, Including Discontinued Operations, Long-Term Debt				0.3
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities				(91.9)
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation				9.6
Disposal Group, Including Discontinued Operation, Accumulated Deferred Investment Tax Credit				15.1
Asset Retirement Obligation, Held for Sale				126.3
Other liabilities				24.1
Total liabilities of the disposal group classified as held for sale in the balance sheets				92.0
Disposal Group, Including Discontinued Operation, Accumulated Other Comprehensive Income (Loss), Net of Tax				2.1
Disposal Group, Including Discontinued Operation, Net Assets	$ 0.0	10.0	86.2	$ 86.2
Revenues			358.4
Cost of revenues			(348.4)
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment			(66.3)
Income / (loss) from discontinued operations before income tax			(56.3)
Income tax expense from discontinued operations			(15.9)
Net income / (loss) from discontinued operations			(40.4)
THE DAYTON POWER AND LIGHT COMPANY [Member] | Generation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Net Assets		$ 10.0	$ 86.2